Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2023.

Accounting Standards Update (“ASU”) 2022-01, Derivatives and Hedging (Topic 815): Fair Value Hedging – Portfolio Layer Method

In March 2022, the FASB issued ASU 2022-01, Derivatives and Hedging (Topic 815): Fair Value Hedging – Portfolio Layer Method, which provides guidance that expands the ability to hedge interest rate risk by permitting the use of multiple hedged layers of a single closed portfolio of assets and will (1) Allow multiple layer hedging within the same closed portfolio, (2) Expand the scope of the portfolio layer method to include non-prepayable assets, (3) Expand the eligible hedging instruments to be utilized in a single-layer hedge, and (4) Permit held-to-maturity debt securities to be transferred to available-for-sale at the date of adoption, provided such transferred securities are designated in a portfolio layer method hedge within 30 days of the adoption date.

The standard also provides further guidance and disclosure requirements with respect to hedge basis adjustments related to portfolio layer method hedges.
We adopted this guidance as of Jan. 1, 2023. The Company did not choose to make the one-time election to reclassify securities classified as held-to-maturity to available-for-sale as of Jan. 1, 2023 and can choose to prospectively apply portfolio layer method hedging.

ASU 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the FASB issued ASU 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which provides post-implementation guidance related to the adoption of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments, which was effective Jan. 1, 2020. This ASU amends the guidance related to two issues: Troubled Debt Restructurings (“TDRs”) and disclosure requirements for the credit profile of the loan portfolio. This ASU eliminates the accounting guidance for TDRs by creditors, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. An entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan.

This ASU also requires that an entity disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments – Credit Losses – Measured at Amortized Cost.

We adopted the revised guidance related to loan modifications on Jan. 1, 2023. The impact was immaterial.